UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00043

Deutsche Investment Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche Small Cap Core Fund

	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 9.8%
Auto Components 2.7%
Cooper Tire & Rubber Co.	36,971	1,102,475
Dana Holding Corp.	77,643	819,910
Tenneco, Inc.*	33,448	1,559,012
		3,481,397
Diversified Consumer Services 1.9%
K12, Inc.*	193,645	2,418,626
Hotels, Restaurants & Leisure 3.0%
Interval Leisure Group, Inc.	94,926	1,509,323
Marriott Vacations Worldwide Corp.	19,324	1,323,501
Sonic Corp.	38,378	1,038,125
		3,870,949
Specialty Retail 1.2%
American Eagle Outfitters, Inc. (a)	94,470	1,504,907
Textiles, Apparel & Luxury Goods 1.0%
Movado Group, Inc.	61,100	1,324,648
Consumer Staples 2.7%
Household Products 0.8%
Central Garden & Pet Co. "A"*	47,236	1,025,493
Tobacco 1.9%
Universal Corp. (a)	24,030	1,387,492
Vector Group Ltd. (a)	50,937	1,142,008
		2,529,500
Energy 4.5%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. (a)	112,200	1,404,744
Basic Energy Services, Inc.* (a)	107,202	180,099
Oil States International, Inc.*	40,611	1,335,290
		2,920,133
Oil, Gas & Consumable Fuels 2.2%
REX American Resources Corp.* (a)	24,916	1,490,724
Western Refining, Inc. (a)	67,800	1,398,714
		2,889,438
Financials 20.4%
Banks 6.5%
Banco Latinoamericano de Comercio Exterior SA "E" (a)	55,840	1,479,760
First Merchants Corp.	48,548	1,210,301
Great Western Bancorp., Inc.	43,555	1,373,725
Hancock Holding Co. (a)	52,012	1,358,033
Lakeland Bancorp., Inc.	118,284	1,346,072
UMB Financial Corp. (a)	30,633	1,629,982
		8,397,873
Capital Markets 3.0%
Calamos Asset Management, Inc. "A"	133,138	973,239
Manning & Napier, Inc. (a)	155,146	1,473,887
Piper Jaffray Companies, Inc.*	30,009	1,131,339
Pzena Investment Management, Inc. "A"	41,673	317,132
		3,895,597
Insurance 4.8%
CNO Financial Group, Inc.	57,972	1,012,191
FBL Financial Group, Inc. "A"	27,591	1,673,946
Selective Insurance Group, Inc.	47,842	1,828,043
United Fire Group, Inc.	40,083	1,700,722
		6,214,902
Real Estate Investment Trusts 5.2%
Capstead Mortgage Corp. (REIT)	131,314	1,273,746
Hersha Hospitality Trust (REIT)	71,932	1,233,634
Invesco Mortgage Capital, Inc. (REIT)	106,200	1,453,878
Pennsylvania Real Estate Investment Trust (REIT)	51,963	1,114,606
RLJ Lodging Trust (REIT)	74,852	1,605,575
		6,681,439
Thrifts & Mortgage Finance 0.9%
WSFS Financial Corp.	35,535	1,143,872
Health Care 17.3%
Biotechnology 2.1%
Ligand Pharmaceuticals, Inc.* (a)	13,278	1,583,667
Spectrum Pharmaceuticals, Inc.* (a)	174,569	1,146,918
		2,730,585
Health Care Equipment & Supplies 1.5%
Orthofix International NV*	17,480	741,152
STERIS PLC (a)	17,533	1,205,394
		1,946,546
Health Care Providers & Services 8.7%
Centene Corp.*	29,509	2,106,057
Chemed Corp. (a)	9,800	1,335,838
Kindred Healthcare, Inc.	128,363	1,449,218
Magellan Health, Inc.*	25,178	1,655,957
Molina Healthcare, Inc.* (a)	25,323	1,263,618
PharMerica Corp.*	50,604	1,247,895
Providence Service Corp.*	49,041	2,200,960
		11,259,543
Health Care Technology 1.2%
HMS Holdings Corp.*	86,668	1,526,223
Life Sciences Tools & Services 1.0%
PAREXEL International Corp.*	20,104	1,264,140
Pharmaceuticals 2.8%
Flamel Technologies SA (ADR)*	192,473	2,067,160
Orexigen Therapeutics, Inc.*	384,900	165,507
Prestige Brands Holdings, Inc.*	24,335	1,348,159
		3,580,826
Industrials 14.4%
Aerospace & Defense 2.3%
DigitalGlobe, Inc.*	70,150	1,500,509
Moog, Inc. "A"*	26,500	1,428,880
		2,929,389
Airlines 1.9%
Hawaiian Holdings, Inc.*	43,475	1,650,311
JetBlue Airways Corp.* (a)	48,454	802,398
		2,452,709
Building Products 0.9%
Insteel Industries, Inc.	41,948	1,199,293
Commercial Services & Supplies 2.8%
Deluxe Corp. (a)	20,306	1,347,709
Ennis, Inc.	118,766	2,277,932
		3,625,641
Construction & Engineering 1.2%
Aegion Corp.*	81,827	1,596,445
Machinery 3.6%
Actuant Corp. "A" (a)	46,906	1,060,545
Chart Industries, Inc.*	47,300	1,141,349
Titan International, Inc.	197,137	1,222,249
Wabash National Corp.* (a)	95,842	1,217,193
		4,641,336
Road & Rail 0.7%
ArcBest Corp.	57,650	936,813
Trading Companies & Distributors 1.0%
Applied Industrial Technologies, Inc.	27,925	1,260,535
Information Technology 17.7%
Communications Equipment 1.2%
NETGEAR, Inc.*	32,289	1,535,019
Electronic Equipment, Instruments & Components 5.8%
Benchmark Electronics, Inc.*	61,410	1,298,822
II-VI, Inc.*	73,840	1,385,238
Insight Enterprises, Inc.*	51,528	1,339,728
Sanmina Corp.*	80,528	2,158,956
Tech Data Corp.*	18,654	1,340,290
		7,523,034
Internet Software & Services 1.7%
j2 Global, Inc. (a)	18,900	1,193,913
WebMD Health Corp.* (a)	17,382	1,010,068
		2,203,981
IT Services 4.2%
Cardtronics, Inc.*	31,053	1,236,220
ManTech International Corp. "A"	38,965	1,473,656
NeuStar, Inc. "A"* (a)	47,202	1,109,719
Sykes Enterprises, Inc.*	54,607	1,581,419
		5,401,014
Semiconductors & Semiconductor Equipment 3.2%
Microsemi Corp.*	40,301	1,317,036
Photronics, Inc.*	191,690	1,707,958
Ultra Clean Holdings, Inc.*	190,262	1,082,591
		4,107,585
Software 1.6%
Take-Two Interactive Software, Inc.*	54,157	2,053,634
Materials 8.3%
Chemicals 4.9%
A. Schulman, Inc.	53,877	1,315,676
Innophos Holdings, Inc.	43,178	1,822,544
Olin Corp. (a)	78,700	1,954,908
Trinseo SA*	28,943	1,242,523
		6,335,651
Containers & Packaging 0.8%
AEP Industries, Inc.	13,190	1,061,267
Metals & Mining 2.6%
Coeur Mining, Inc.*	165,605	1,765,349
SunCoke Energy, Inc.	269,148	1,566,442
		3,331,791
Telecommunication Services 0.7%
Diversified Telecommunication Services
magicJack VocalTec Ltd.* (a)	148,980	937,084
Utilities 1.2%
Electric Utilities
Unitil Corp.	35,393	1,510,219
Total Common Stocks (Cost $117,796,460)		125,249,077
Convertible Preferred Stock 0.1%
Health Care
Providence Service Corp., 5.5% (Cost $121,200)	1,212	136,365
Securities Lending Collateral 17.8%
Daily Assets Fund "Capital Shares", 0.51% (b) (c) (Cost $22,970,338)	22,970,338	22,970,338
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.44% (b) (Cost $1,354,307)	1,354,307	1,354,307
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $142,242,305) †	115.9	149,710,087
Other Assets and Liabilities, Net	(15.9)	(20,556,401)
Net Assets	100.0	129,153,686

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $142,303,310. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $7,406,777. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,318,517 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,911,740.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2016 amounted to $22,374,064, which is 17.3% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$125,249,077	$—	$—	$125,249,077
Convertible Preferred Stock	—	—	136,365	136,365
Short-Term Investments (d)	24,324,645	—	—	24,324,645
Total	$149,573,722	$—	$136,365	$149,710,087

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Small Cap Core Fund, a series of Deutsche Investment Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016